EVENT SUBSEQUENT TO THE REPORTING DATE (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration		$ 25,742	$ 38,150
SLM California [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate		37.70%	21.50%
Cash consideration		$ 25,742	$ 34,100
Net smelter return royalty		0.7335%
Caserones [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return royalty				0.418%
Caserones [Member] | SLM California [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return royalty		2.88%		0.418%
Subsequent Event [Member] | SLM California [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	2.263%
Cash consideration	$ 3,517
Subsequent Event [Member] | Caserones [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in NSR	0.0424%
Net smelter return royalty	0.7759%